Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Property and Equipment

NOTE 3 - PROPERTY AND EQUIPMENT

Property and equipment consists of the following at September 30, 2017 and December 31, 2016:

	September 30, 2017	December 31, 2016

Machinery and equipment	$234,706	$231,506
Computer equipment	12,448	12,448
Furniture and fixtures	97,451	97,451
Leasehold improvements	7,000	7,000
	351,605	348,405
Less: accumulated depreciation and amortization	(196,580)	(143,469)
Property and equipment, net	$155,025	$204,936

Depreciation and amortization expense for the three months ended September 30, 2017 and 2016 was $17,480 and $17,901, respectively.

Depreciation and amortization expense for the nine months ended September 30, 2017 and 2016 was $53,111 and $53,003, respectively.

Property and equipment include assets acquired under capital leases of $64,632 and $64,632 at September 30, 2017 and December 31, 2016, respectively.

NOTE 3 - PROPERTY AND EQUIPMENT

Property and equipment consists of the following at December 31, 2016 and 2015:

	2016	2015

Machinery and equipment	$231,506	$231,506
Computer equipment	12,448	12,448
Furniture and fixtures	97,451	89,266
Leasehold improvements	7,000	7,000
	348,405	340,220
Less: accumulated depreciation and amortization	(143,469)	(72,519)
Property and equipment, net	$204,936	$267,701

Depreciation and amortization expense for the years ended December 31, 2016 and 2015 was $70,950 and $51,118, respectively.

Property and equipment include assets acquired under capital leases of $64,632 at December 31, 2016 and 2015, respectively.